RECONCILIATION OF NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net income (loss) allocable to common stock not subject to redemption	$ (816,520)	$ (5,158)	$ (85,983)	$ (153,275)	$ 3,145,455	$ (907,660)	$ 2,992,171
Common Class A Subject To Redemption [Member]
Net income (loss) allocable to common stock not subject to redemption	$ (252,542)			$ (117,823)		$ (312,541)	$ 2,300,089
Denominator: weighted average number of non-redeemable common shares	2,166,749			11,500,000		2,541,210	11,500,000
Net income(loss) per redeemable B common share - basic	$ (0.12)			$ 0.01		$ (0.12)	$ 0.20
Net income(loss) per redeemable B common share - diluted	$ (0.12)			$ 0.01		$ (0.12)	$ 0.20
Class A And Class B Common Stock Not Subject To Redemption [Member]
Net income (loss) allocable to common stock not subject to redemption	$ (563,978)			$ (35,452)		$ (595,119)	$ 692,082
Denominator: weighted average number of non-redeemable common shares	4,838,792			3,460,275		4,838,792	3,460,275
Net income(loss) per redeemable B common share - basic	$ (0.12)			$ 0.01		$ (0.12)	$ 0.20
Net income(loss) per redeemable B common share - diluted	$ (0.12)			$ 0.01		$ (0.12)	$ 0.20